Impairment/reversal of tangible and intangible assets (Details 1) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Impairment loss recognised in profit or loss	€ (848)	€ (1,067)	€ (6,537)
Impairment loss recognized, tax effects	144	283
Impairment loss recognized, net of tax effects	(704)	(784)
Property Plant And Equipment [Member] | Exploration & Production [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Impairment loss recognised in profit or loss	(636)	(740)
Impairment loss recognized, tax effects	91	216
Impairment loss recognized, net of tax effects	(545)	(524)
Property Plant And Equipment [Member] | Gas & Power [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Impairment loss recognised in profit or loss	(56)	167
Impairment loss recognized, tax effects	12	35
Impairment loss recognized, net of tax effects	(44)	(132)
Property Plant And Equipment [Member] | Refining & Marketing and Chemical [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Impairment loss recognised in profit or loss	(131)	(120)
Impairment loss recognized, tax effects	35	32
Impairment loss recognized, net of tax effects	(96)	(88)
Property Plant And Equipment [Member] | Corporate And Other Activities [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Impairment loss recognised in profit or loss	(25)	(40)
Impairment loss recognized, tax effects	6
Impairment loss recognized, net of tax effects	€ (19)	€ (40)